Cover	Feb. 18, 2020
Cover page.
Document Type	8-K
Document Period End Date	Feb. 18, 2020
Entity Registrant Name	Knoll, Inc.
Entity File Number	001-12907
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	13-3873847
Entity Address, Address Line One	1235 Water Street
Entity Address, City or Town	East Greenville
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	18041
City Area Code	215
Local Phone Number	679-7991
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	KNL
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001011570
Amendment Flag	false